SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Segmented Information
SEGMENTED INFORMATION

23.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates both a cellular-based mobile phone communications products division and a cellular booster division.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Geographical area information is shown below:

External revenues by Geography
(in thousands)	2024	2023	2022

USA	$7,630	$5,490	$3,839
Canada	1,038	1,472	1,274
EMEA	2,962	1,626	1,322
Australia	-	6	47
Total	$11,630	$8,594	$6,482

Non-current asset geographic area information is shown below:

(in thousands)	2024	2023

Long-term deposit total	$182	$147
Canada
EMEA	182	147

Right of use asset total	$582	$631
Canada	192	112
EMEA	390	519

Equipment total	$158	$175
Canada		-
EMEA	158	175

Intangibles total	$8,285	$7,857
Canada		-
EMEA	8,285	7,857

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

23.	SEGMENTED INFORMATION (cont’d)

Product information is shown below:

Revenue by product line
(in thousands)	2024	2023	2022
Cellular boosters and related accessories	$1,197	$2,223	$2,558
Rugged devices and related accessories	10,433	6,010	3,924
Total	$11,630	$8,233	$6,482